Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended	73 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
Derivative Liabilities Details
Derivate liabilities	$ (41,937)	$ (41,937)
Weighted average per-share amount	$ 0.421	$ 0.425